Schedule of Investments (unaudited) December 31, 2020	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
BHP Group Ltd.	517,670	$16,949,094

France — 4.5%
AXA SA	365,605	8,728,419
Cie. de Saint-Gobain(a)	95,335	4,374,267
Engie SA(a)	311,025	4,764,544
L’Oreal SA	42,127	16,020,027
LVMH Moet Hennessy Louis Vuitton SE	47,125	29,458,386
Orange SA	358,019	4,264,019
Sanofi	201,145	19,368,931
Schneider Electric SE	94,496	13,677,914
Societe Generale SA(a)	139,036	2,895,740
TOTAL SE	441,695	19,077,386
Vivendi SA	151,405	4,886,937

		127,516,570

Germany — 3.6%
Allianz SE, Registered	73,316	18,003,951
BASF SE	161,666	12,802,031
Bayer AG, Registered	171,480	10,103,609
Daimler AG, Registered	146,370	10,349,669
Deutsche Bank AG, Registered(a)	360,693	3,949,425
Deutsche Telekom AG, Registered	565,068	10,339,721
E.ON SE	394,105	4,370,726
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,474	7,270,685
RWE AG	118,236	5,001,161
Siemens AG, Registered	141,686	20,373,255

		102,564,233

Japan — 3.3%
Bridgestone Corp.	107,700	3,530,019
Canon Inc.	189,150	3,623,795
Honda Motor Co. Ltd.	300,300	8,369,541
Mitsubishi UFJ Financial Group Inc.	2,254,600	9,960,028
Nissan Motor Co. Ltd.(a)	417,500	2,264,517
Panasonic Corp.	404,900	4,668,831
Seven & i Holdings Co. Ltd.	140,220	4,969,393
Sony Corp.	221,500	22,065,257
Toyota Motor Corp.	446,700	34,426,770

		93,878,151

Netherlands — 0.5%
ING Groep NV(a)	679,980	6,357,232
Koninklijke Philips NV(a)	159,774	8,558,616

		14,915,848

South Korea — 2.4%
Samsung Electronics Co. Ltd.	19,687	1,467,962
Samsung Electronics Co. Ltd., GDR(b)	35,573	64,920,725
Samsung Electronics Co. Ltd., New, GDR(b)	35	63,875

		66,452,562

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	1,163,515	5,744,301
Banco Santander SA(a)	2,907,331	9,028,337
Repsol SA	265,595	2,680,992
Telefonica SA	886,947	3,521,552
Telefonica SA, New	49,275	195,642

		21,170,824

Switzerland — 6.2%
ABB Ltd., Registered	332,922	9,306,525

Security	Shares	Value

Switzerland (continued)
Credit Suisse Group AG, Registered	407,900	$5,260,546
Nestle SA, Registered	505,353	59,605,299
Novartis AG, Registered	432,744	40,951,451
Roche Holding AG, Bearer	4,815	1,688,614
Roche Holding AG, NVS	123,236	43,079,274
Swiss Re AG	49,437	4,660,987
UBS Group AG, Registered	670,209	9,454,727

		174,007,423

United Kingdom — 6.9%
Anglo American PLC	239,602	7,940,815
AstraZeneca PLC	230,428	23,069,385
Aviva PLC	686,874	3,053,374
Barclays PLC(a)	2,842,961	5,700,254
BP PLC	3,530,854	12,297,918
Diageo PLC	408,993	16,090,113
GlaxoSmithKline PLC	876,700	16,082,588
HSBC Holdings PLC(a)	3,625,396	18,774,793
National Grid PLC	664,132	7,852,771
Prudential PLC	458,230	8,437,301
Rio Tinto PLC	189,188	14,145,990
Royal Dutch Shell PLC, Class A	717,525	12,729,086
Royal Dutch Shell PLC, Class B	648,409	11,162,595
Standard Chartered PLC(a)	463,760	2,953,510
Unilever PLC	461,451	27,703,864
Vodafone Group PLC	4,676,636	7,731,361

		195,725,718

United States — 70.9%
3M Co.	101,352	17,715,316
Abbott Laboratories	310,888	34,039,127
Alphabet Inc., Class A(a)	52,736	92,427,223
Alphabet Inc., Class C, NVS(a)	50,918	89,202,226
Amazon.com Inc.(a)	74,810	243,650,933
American Tower Corp.	77,919	17,489,699
Aon PLC, Class A	40,354	8,525,590
Apple Inc.	2,803,331	371,973,990
Bristol-Myers Squibb Co.	396,380	24,587,451
Caterpillar Inc.	95,292	17,345,050
Chevron Corp.	336,793	28,442,169
Citigroup Inc.	365,827	22,556,893
Coca-Cola Co. (The)	678,427	37,204,937
Colgate-Palmolive Co.	149,628	12,794,690
DuPont de Nemours Inc.	128,533	9,139,982
Emerson Electric Co.	104,363	8,387,654
Exxon Mobil Corp.	742,027	30,586,353
Ford Motor Co.	681,681	5,991,976
General Electric Co.	1,537,358	16,603,466
Goldman Sachs Group Inc. (The)	60,197	15,874,551
Honeywell International Inc.	122,720	26,102,544
HP Inc.	240,919	5,924,198
Intel Corp.	718,825	35,811,862
International Business Machines Corp.	156,068	19,645,840
Johnson & Johnson	461,771	72,673,520
Johnson Controls International PLC	129,994	6,056,420
JPMorgan Chase & Co.	534,682	67,942,042
Kimberly-Clark Corp.	60,140	8,108,676
Marsh & McLennan Companies Inc.	89,003	10,413,351
McDonald’s Corp.	130,699	28,045,391
Merck & Co. Inc.	443,790	36,302,022
Microsoft Corp.	1,326,178	294,968,511

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Morgan Stanley	250,460	$17,164,024
Nike Inc., Class B	220,105	31,138,254
PepsiCo Inc.	242,246	35,925,082
Pfizer Inc.	974,992	35,889,456
Philip Morris International Inc.	273,039	22,604,899
Procter & Gamble Co. (The)	435,567	60,604,792
Raytheon Technologies Corp.	267,268	19,112,335
Texas Instruments Inc.	161,015	26,427,392
Walmart Inc.	242,929	35,018,215

		2,000,418,102

Total Common Stocks — 99.7% (Cost: $1,964,591,037)		2,813,598,525

Rights

Spain — 0.0%
Repsol SA (Expires 01/26/21)(a)	265,595	91,219

Total Rights — 0.0% (Cost: $93,216)		91,219

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,046,000	$4,046,000

Total Short-Term Investments — 0.1% (Cost: $4,046,000)		4,046,000

Total Investments in Securities — 99.8% (Cost: $1,968,730,253)		2,817,735,744

Other Assets, Less Liabilities — 0.2%		4,333,498

Net Assets — 100.0%		$2,822,069,242

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$16,114,869	$—	$(16,134,140	)(b)	$21,465	$(2,194)	$—	—	$48,498	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,906,000	—	(860,000	)(b)	—	—	4,046,000	4,046,000	4,820		—

					$21,465	$(2,194)	$4,046,000		$53,318		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	19	03/19/21	$825	$10,004
FTSE 100 Index	5	03/19/21	439	(5,081)
S&P 500 E-Mini Index	33	03/19/21	6,186	180,119

				$185,042

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global 100 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,813,402,883	$195,642	$—	$2,813,598,525
Rights	91,219	—	—	91,219
Money Market Funds	4,046,000	—	—	4,046,000

	$2,817,540,102	$195,642	$—	$2,817,735,744

Derivative financial instruments(a)
Assets
Futures Contracts	$190,123	$—	$—	$190,123
Liabilities
Futures Contracts	(5,081)	—	—	(5,081)

	$185,042	$—	$—	$185,042

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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